Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment losses exposures and gross carrying amount of other financial assets	$ 690,161,950	$ 660,715,986
Percentage of impairment allowances exposures of other financial assets gross carry forward	100.00%	100.00%
Stage 1
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment losses exposures and gross carrying amount of other financial assets	$ 688,788,278	$ 660,715,986
Percentage of impairment allowances exposures of other financial assets gross carry forward	99.80%	100.00%
Stage 3
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment losses exposures and gross carrying amount of other financial assets	$ 1,373,672
Percentage of impairment allowances exposures of other financial assets gross carry forward	0.20%
Other Financial Assets [Member]
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment losses exposures and gross carrying amount of other financial assets	$ 690,161,950	$ 660,715,986
Percentage of impairment allowances exposures of other financial assets gross carry forward	100.00%	100.00%
Other Financial Assets [Member] | Stage 1
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment losses exposures and gross carrying amount of other financial assets	$ 688,788,278	$ 660,715,986
Other Financial Assets [Member] | Stage 3
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment losses exposures and gross carrying amount of other financial assets	$ 1,373,672